Disclosures on equity - Financial Restrictions with Respect to Bonds Issued (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Restrictions [Line Items]
Borrowing ratio, maximum	1.0
Financial Restrictions | Net Financial Debt (NFD)/Equity | Quarterly | Series H bonds
Disclosure Of Financial Restrictions [Line Items]
Borrowing ratio, maximum	0.0100	0.0100
Indicator or ratio determined by the company	0.47%	0.15%
Financial Restrictions | Net Financial Debt (NFD)/Equity | Quarterly | Series Q bonds
Disclosure Of Financial Restrictions [Line Items]
Borrowing ratio, maximum	0.0100	0.0100
Indicator or ratio determined by the company	0.47%	0.15%
Financial Restrictions | Net Financial Debt (NFD)/Equity | Quarterly | Series O bonds
Disclosure Of Financial Restrictions [Line Items]
Borrowing ratio, maximum	0.0100	0.0100
Indicator or ratio determined by the company	0.47%	0.15%
Financial Restrictions | Net Financial Debt (NFD)/Equity | Quarterly | Bank borrowings
Disclosure Of Financial Restrictions [Line Items]
Borrowing ratio, maximum	0.0100	0.0100
Indicator or ratio determined by the company	0.47%	0.15%